Revenue (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) unit	Dec. 31, 2020 CAD ($)
Revenue From Contracts With Customers [Abstract]
Number of specialized business operating units | unit	5
Contract liabilities recognised as of acquisition date	$ 43.0
Deferred revenue	$ 197.3	$ 199.2
Percentage of gross revenue	1.00%	5.00%
Revenue from performance obligations unsatisfied (or partially unsatisfied)	$ 5,134.3	$ 4,377.1
Expected revenue recognition as contracts are completed	78.00%	78.00%
Timing expected to recognize revenue as contracts are completed	18 months